Schedule of Investments
March 31, 2022
(Unaudited)
Invesco Select Risk: Moderately Conservative Investor Fund
Schedule of Investments in Affiliated Issuers–100.03%(a)
	% of Net Assets 03/31/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/22	Value 03/31/22
Alternative Funds–5.03%
Invesco Global Real Estate Income Fund, Class R6	1.74%	$6,832,193	$257,350	$(587,971)	$(323,873)	$38,504	$37,640	648,873	$6,216,203
Invesco Macro Allocation Strategy Fund, Class R6	3.29%	12,205,700	432,951	(206,949)	(687,796)	(26,728)	—	1,459,175	11,717,178
Total Alternative Funds		19,037,893	690,301	(794,920)	(1,011,669)	11,776	37,640		17,933,381
Domestic Equity Funds–19.61%
Invesco Discovery Mid Cap Growth Fund, Class R6	4.43%	16,600,843	2,869,427	(897,439)	(2,587,322)	(200,245)	—	519,594	15,785,264
Invesco Main Street Small Cap Fund, Class R6	1.47%	5,624,496	210,786	(300,051)	(307,830)	(4,147)	—	259,476	5,223,254
Invesco Russell 1000 Dynamic Multifactor ETF	4.27%	16,154,541	1,039,916	(1,021,607)	(983,950)	42,767	41,213	319,993	15,231,667
Invesco S&P 500® Low Volatility ETF	2.29%	9,006,795	270,258	(909,302)	(330,503)	124,586	41,162	121,655	8,161,834
Invesco S&P 500® Pure Growth ETF	3.74%	13,878,913	2,232,563	(1,059,990)	(1,725,075)	(6,404)	—	72,478	13,320,007
Invesco S&P 500® Pure Value ETF	1.94%	7,489,546	315,757	(1,328,378)	11,464	433,330	21,582	80,814	6,921,719
Invesco S&P SmallCap Low Volatility ETF	1.47%	5,734,588	139,844	(283,969)	(378,644)	44,638	23,448	107,209	5,256,457
Total Domestic Equity Funds		74,489,722	7,078,551	(5,800,736)	(6,301,860)	434,525	127,405		69,900,202
Fixed Income Funds–55.76%
Invesco 1-30 Laddered Treasury ETF	10.02%	37,830,314	2,042,099	(1,315,970)	(2,806,473)	(49,850)	122,467	1,057,468	35,700,120
Invesco Core Plus Bond Fund, Class R6	13.63%	51,799,306	1,620,322	(1,078,222)	(3,691,490)	(61,302)	305,428	4,744,982	48,588,614
Invesco Fundamental High Yield® Corporate Bond ETF(b)	4.54%	17,155,842	422,874	(469,915)	(902,426)	(10,171)	125,787	881,666	16,196,204
Invesco Income Fund, Class R6	2.76%	10,394,838	344,896	(528,639)	(377,569)	(8,376)	82,557	1,297,906	9,825,150
Invesco International Bond Fund, Class R6	5.38%	21,220,026	470,028	(1,237,696)	(1,212,701)	(74,833)	151,416	4,009,377	19,164,824
Invesco Master Loan Fund, Class R6	4.63%	17,007,538	187,387	(650,618)	(31,916)	8,169	184,163	1,029,325	16,520,560
Invesco Taxable Municipal Bond ETF(b)	11.84%	45,510,013	2,423,182	(1,226,870)	(4,445,052)	(73,945)	288,023	1,421,885	42,187,328
Invesco Variable Rate Investment Grade ETF	2.96%	11,337,119	228,624	(947,222)	(54,252)	(2,251)	17,594	423,667	10,562,018
Total Fixed Income Funds		212,254,996	7,739,412	(7,455,152)	(13,521,879)	(272,559)	1,277,435		198,744,818
Foreign Equity Funds–19.06%
Invesco Developing Markets Fund, Class R6	3.49%	13,103,674	1,614,103	(222,242)	(1,993,857)	(51,891)	—	314,151	12,449,787
Invesco Global Fund, Class R6	7.38%	28,629,662	3,080,569	(821,193)	(4,415,488)	(181,934)	—	248,879	26,291,616
Invesco Global Infrastructure Fund, Class R6	0.99%	4,028,327	70,977	(615,222)	(16,337)	71,504	13,304	269,144	3,539,249
Invesco International Select Equity Fund, Class R6	2.43%	9,313,876	797,252	—	(1,443,553)	—	—	807,037	8,667,575
Invesco International Small-Mid Company Fund, Class R6	1.78%	6,733,606	782,999	—	(1,160,851)	—	—	134,942	6,355,754
Invesco RAFI™ Strategic Developed ex-US ETF	1.01%	3,699,040	138,123	(226,032)	(34,259)	25,214	33,197	119,156	3,602,086
Invesco S&P International Developed Low Volatility ETF	1.98%	7,543,112	240,652	(554,977)	(193,981)	11,086	55,241	226,265	7,045,892
Total Foreign Equity Funds		73,051,297	6,724,675	(2,439,666)	(9,258,326)	(126,021)	101,742		67,951,959
Money Market Funds–0.57%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(c)	0.20%	1,125,363	6,791,619	(7,190,545)	—	—	30	726,437	726,437
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(c)	0.14%	639,870	4,851,156	(5,003,314)	—	(117)	29	487,742	487,595
Invesco Treasury Portfolio, Institutional Class, 0.16%(c)	0.23%	1,286,129	7,761,850	(8,217,765)	—	—	39	830,214	830,214
Total Money Market Funds		3,051,362	19,404,625	(20,411,624)	—	(117)	98		2,044,246
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $350,101,925)	100.03%	381,885,270	41,637,564	(36,902,098)	(30,093,734)	47,604	1,544,320		356,574,606
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderately Conservative Investor Fund

Invesco Select Risk: Moderately Conservative Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.03%(a)
	% of Net Assets 03/31/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/22	Value 03/31/22

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–7.93%
Invesco Private Government Fund, 0.31%(c)(d)	2.38%	$1,306,080	$30,994,378	$(23,821,020)	$—	$—	$2,299(e)	8,479,438	$8,479,438
Invesco Private Prime Fund, 0.34%(c)(d)	5.55%	2,978,648	72,421,848	(55,609,635)	134	(5,641)	5,984(e)	19,787,333	19,785,354
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $28,264,658)	7.93%	4,284,728	103,416,226	(79,430,655)	134	(5,641)	8,283		28,264,792
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $378,366,583)	107.96%	$386,169,998	$145,053,790	$(116,332,753)	$(30,093,600)	$41,963	$1,552,603		$384,839,398
OTHER ASSETS LESS LIABILITIES	(7.96)%								(28,373,616)
NET ASSETS	100.00%								$356,465,782
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at March 31, 2022.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderately Conservative Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$354,530,360	$—	$—	$354,530,360
Money Market Funds	2,044,246	28,264,792	—	30,309,038
Total Investments	$356,574,606	$28,264,792	$—	$384,839,398
Invesco Select Risk: Moderately Conservative Investor Fund